May 1, 2007
VIA EDGAR AND OVERNIGHT COURIER
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Attention:	William Friar Michael Clampitt Division of Corporation Finance, Room 4561
Re:	ShoreTel, Inc. Amendment No. 1 to the Registration Statement on Form S-1 Registration No. 333-140630
Dear Mr. Friar:
     On behalf of ShoreTel, Inc. (the “Company”), we are transmitting herewith Amendment No. 1 (the “Amendment”) to the Registration Statement on Form S-1 (Registration No. 333-140630) originally filed by the Company with the Securities and Exchange Commission (the “Commission”) on February 12, 2007 (the “Registration Statement”). In this letter, we respond to the comments of the staff of the Commission (the “Staff”) contained in the Staff’s letter dated March 9, 2007. The numbered paragraphs below correspond to the numbered comments in that letter and the Staff’s comments are presented in bold italics. We have also enclosed with the copy of this letter that is being transmitted via overnight courier a copy of the Amendment in paper format, which is marked to show changes from the Registration Statement as initially filed. In addition to addressing the comments raised by the Staff in its letter, the Company has revised the Registration Statement to update other disclosures.
Prospectus Summary
Overview, page 1
1.	Revise the first paragraph to define “IP”.
     The Company has revised the disclosure in the Registration Statement in response to the Staff’s comment. The revised disclosure appears on pages 1 and 55 of the Amendment.
2.	Revise the last paragraph to disclose the accumulated deficit and total stockholders equity as of the most recent date of the financial statements included in the filing.

Securities and Exchange Commission
May 1, 2007

     The Company has revised the disclosure in the Registration Statement in response to the Staff’s comment. The revised disclosure appears on page 1 of the Amendment.
The Offering, page 4
3.	Revise the use of proceeds narrative to indicate whether or not there are any plans, arrangements, agreements, or understandings to acquire or invest in any other company(s).
     In view of the Staff’s comment and the fact that the Company has no current agreements or commitments with respect to any material acquisitions, the Company has eliminated references to the use of proceeds for possible acquisitions of complementary businesses, technologies or other assets from “The Offering” section of the Registration Statement. The revised section appears on page 4 of the Amendment. The Company continues to include a statement that it has no current agreements or commitments with respect to any material acquisitions in the “Use of Proceeds” section. The Company refers the Staff to page 25 of the Amendment for this disclosure.
4.	We note that you will have a reverse stock split of your common stock to be effective prior to the completion of your offering. Please revise the pro forma net income per share available to common shareholders for the most recent fiscal year and interim period to give effect to the reverse stock split on the face of the consolidated statements of operations and summary and selected consolidated financial data sections. Also, present the pro forma net income (loss) per share available to common shareholders giving effect to the reverse stock split on the face of the consolidated statements of operations and summary and selected consolidated financial data sections for the other periods presented including the comparable interim period. In addition, revise the MD&A to discuss the reverse stock split including the pro forma effects of the split.
     The Company has not determined the ratio of the reverse stock split at this time, and therefore the Company has not revised the disclosure in the Registration Statement in response to the Staff’s comment. The Company will determine the ratio of the reverse stock split prior to circulating a preliminary prospectus and will include the requested disclosure in an amendment to the Registration Statement when the ratio is determined.
Risk Factors
5.	Please review your risk factor section to determine whether or not you can eliminate the number of risk factors or length of the discussion in the risk factor. Also review the risk factors to make them more company specific. For

Securities and Exchange Commission
May 1, 2007

example, you mention that your operating results may fluctuate in the future, which could cause your stock price to decline. You mention that adverse general economic conditions and trends and major catastrophic events could cause fluctuation in the trading price of your common stock. We would suggest that these are risks every company faces and that the reader would presume these risks. Another example is the risk factor that discusses potential risks you face if you were to make an acquisition. The factors discussed are very general, presumably because you have no current plans for any acquisition, so they can not be specific. If such is the case, consider deleting this risk factor.
     The Company has reviewed the “Risk Factors” section in light of the Staff’s comment and has revised a number of the risk factors to make them more specific to the Company (see pages 10, 15, 16, 19 and 20) and has removed the risk factor relating to potential acquisitions.
We rely on channel partners..., page 10
6.	Revise to explain the concept of a channel partner, explaining your relationship with a channel partner. Also, please disclose the number of channel partners during each of the last two fiscal years as well as the turnover rate.
     The Company has revised the disclosure in the Registration Statement in response to the Staff’s comment. The revised disclosure appears on page 10 of the Amendment.
Our products incorporate..., page 11
7.	Revise to address whether or not any problems have occurred in the last two years and interim period with respect to the four bullet points. In addition, disclose whether or not there are contracts with the sole source suppliers and the term length(s) of those contracts.
     The Company has revised the disclosure in the Registration Statement in response to the Staff’s comment. The revised disclosure appears on page 11 of the Amendment.
Our Business may be harmed if our contract manufacturers..., page 11-12
8.	Noting the disclosure that you do not own the electronic design for your phones, and with a view towards additional disclosure or another risk factor, supplementally advise the staff as to whom is the owner and under what basis does the Company use it, e.g., royalty payments, lease, etc. as well as the cost, if any.

Securities and Exchange Commission
May 1, 2007

     The Company advises the Staff that it paid an engineering fee to Enterprise Communications Incorporated (“ECI”) to design its handset. The Company does not make any other payments to ECI; however, the Company’s contract manufacturer for its telephones pays a royalty to ECI. The design is being held in escrow, so that the Company could use an alternate supplier, if necessary, in the event that the Company’s contract manufacturer decides not to manufacture product per its agreement with the Company, the Company’s contract manufacturer is unable to meet agreed upon product or quality specifications or the Company terminates for cause under its agreement with the contract manufacturer.
     The Company has added disclosure of the risks associated with this arrangement to page 12 of the Amendment in view of the Staff’s comment.
Our Revenues may decline..., page 17
9.	Revise to disclose the percentage of revenues derived from educational institutions. If the recently introduced budget proposed cutbacks, please disclose.
     The Company has revised the disclosure in the Registration Statement in response to the Staff’s comment. The revised disclosure appears on page 18 of the Amendment. The Company supplementally advises the Staff that it is not currently aware of any proposed material budget cutbacks in the E-rate program.
We may expand through acquisitions..., page 18
10.	Revise to indicate whether or not there are any plans, arrangements, agreements, or understandings to acquire or invest in any other company(s).
     The Company has removed this risk factor in response to Comment 5.
We might require additional capital..., page 19
11.	Revise to disclose if you believe your current funds and the funds from this offering will satisfy your estimated cash needs for the next 12 months.
     The Company has revised the disclosure in the Registration Statement in response to the Staff’s comment. The revised disclosure appears on page 19 of the Amendment.
Future sales of outstanding shares..., page 20-21
12.	The numbers contained herein do not appear to reconcile with those disclosed on page 4. In this regard, disclose the number of shares subject to a lock-up

Securities and Exchange Commission
May 1, 2007

agreement and the Company’s present intent with regard to asking for a release earlier than 181 days after effectiveness.
     The Company supplementally advises the Staff that the numbers contained on pages 20-21 of the Registration Statement purposely did not reconcile with those disclosed on page 4 of the Registration Statement. The numbers on page 4 are intended to relate to the end date of the most recent interim financial statements included in the Registration Statement. Because the Company has included audited financial statements for the six-month period ended December 31, 2006, the Company has revised the disclosure on page 4 of the Registration Statement and in connection therewith has caused the numbers in both places to reconcile in the Amendment. The revised disclosure appears on page 21 of the Amendment. However, the Company expects these numbers will not reconcile in future amendments to the Registration Statement and related prospectus because the Company would expect to provide the information currently reflected on page 21 of the Amendment as of a more current date. The Company has also revised the disclosure on page 21 to reflect that it has no current intention to request an early release of the lock-up agreement.
13.	Revise the last paragraph to clarify which plans will be registered (including those 2007 plans mentioned on page 4), the number of shares issuable in each plan, the number issued, the number vested and the number of vested options subject to lock-up and Rule 144 restrictions on affiliates. Also, disclose the number that will vest during the next 12 months.
     The Company has revised the disclosure on page 21 of the Amendment as requested.
Use of Proceeds, page 24
14.	Revise the third paragraph consistent with the requirements of Instruction 7 to Item 504 of regulation S-K.
     The Company has revised the disclosure in the Registration Statement in response to the Staff’s comment. The Company has eliminated references to any specific reservation of rights to change the use of proceeds from the offering, other than to invest in short-term investments pending their uses. The revised disclosure appears on page 25 of the Amendment.
Dilution, page 28
15.	We note the dilution that may result from the exercise of the options and warrants disclosed in the first three bullets on page 28, revise the disclosure to add another table similar to the first table on page 27, giving effect to the exercise of those securities.

Securities and Exchange Commission
May 1, 2007

     The Company has revised the disclosure in the Registration Statement in response to the Staff’s comment. The revised disclosure appears on page 29 of the Amendment.
Overview, page 31
16.	We note that you “seek to maintain sufficient levels of finished goods inventory to meet ... forecasted product sales with limited levels of inventory to compensate for unanticipated shifts in sales volume and product mix.” Please tell us why your level of inventory has remained stable despite your increased sales.
     The Company procures finished goods inventory from its contract manufacturers based largely on sales forecasts. Purchase orders are placed with the contract manufacturers based on required lead times. Handsets are built in China and have the longest purchase order lead times. The Company’s forecast for handsets in the second half of the Company’s 2005 fiscal year proved to be substantially higher than actual sales, hence finished goods inventory for approximately six months, including amounts at June 30, 2005, were substantially higher than targeted amounts. As such, the Company had excess finished goods inventory for the second half of fiscal 2005, and, although the level of inventory has remained relatively stable, the Company’s planned level of finished goods inventory is expected to increase commensurate to its sales.
MD&A
Liquidity and Capital Resources, page 41
17.	With regard to the aggregate net proceeds from issuances of redeemable convertible preferred stock of $101.3 million, disclose the amounts that are currently reflected on the balance sheet and how much will be on the balance sheet after this offering.
     The Company advises the Staff that the amount of aggregate net proceeds disclosed on page 41 of the Registration Statement (page 42 of the Amendment) represents the amount of net proceeds raised from issuances of redeemable convertible preferred stock since the Company’s inception. This information was provided in the Registration Statement to give investors useful background on how the Company funded its operations prior to the time it began generating positive cash flows from operating activities. The Company has been generating positive cash flows from operating activities since its fiscal year ended June 30, 2006. As a result, it is difficult for the Company to allocate whether cash used to fund its operations came from revenues generated, as compared to cash raised from the preferred stock financings. The Company has disclosed its accumulated deficit in the “Risk Factors” section and in its consolidated balance sheet data, which provides insight into the extent of the Company’s accumulated losses since its inception and by implication that most of the net proceeds from preferred stock financings were used for this purpose.

Securities and Exchange Commission
May 1, 2007

Product Revenue, page 45
18.	Please tell us whether the switches, telephones and software applications can be sold on a stand-alone basis to be integrated with systems other than your proprietary system.
     The Company advises the Staff that its switches, telephones and software applications cannot be sold on a standalone basis to be integrated with systems other than the Company’s proprietary systems.
19.	Please tell us and disclose the circumstances in which product sales do not include a perpetual license to your software. Also, tell us how you account for the perpetual license including its fair value and the basis for your accounting. Include in your response references to the appropriate accounting literature.
     The Company advises the Staff that substantially all initial purchases made by customers of its channel partners are sold with a perpetual license, which is part of a bundled arrangement. The bundled arrangement generally includes other product elements, such as switches and handsets and a post-contractual support contract. Purchases by customers of the Company’s channel partners who have previously purchased an installed ShoreTel system generally include additional perpetual licenses, except for purchases made for such reasons as:
•	Replacements of older handsets;

•	Added handsets purchased as spares;

•	Additional switches purchased for load balancing, redundancy or backup; and

•	Purchase of add-on functionality such as a conference bridge.
The perpetual license is a product element in the bundled arrangement. The Company accounts for all product elements under the residual method set forth in SOP 98-9, as further described in the response to Comment 20.
     The Company has added disclosure to the Registration Statement in response to the Staff’s comment. The revised disclosure appears on page 46 of the Amendment.
20.	We note your disclosure that after the initial sale, “if the enterprise customer increases the number of end user deployments and/or functionality, it may add more hardware, software, and related post-contractual support by purchasing them separately.” Please tell us why the use of the residual method is appropriate under SOP 98-9.
     The Company advises the Staff that it generally sells its initial systems as part of a bundled arrangement as described in the response to Comment 19. The functionality and use of

Securities and Exchange Commission
May 1, 2007

the Company’s system that is initially sold to a customer does not require any additional elements. Subsequently, customers may increase the number of end user deployments, buy additional systems for other locations or add additional functionality to any systems of the Company previously purchased. The Company advises the Staff that none of these additional purchases are integral to the functionality of the system initially sold. In situations where the Company has agreed to provide additional products, it charges fair value for the products. Although it has standard prices for all hardware and software elements, the Company applies the residual method to the hardware and software elements of a bundled arrangement as it has established VSOE for other elements in the arrangement including post-contractual support (as described in the response to Comment 21), training and installation as permitted under SOP 98-9.
Post-Contractual Support, page 45
21.	We note that the VSOE of fair value for post-contractual support was established based on prior renewals of support from existing customers. Also, we note that the customer may purchase post-contractual support separately. Please tell us in more detail how the prior renewals established the VSOE under SOP 97-2. Also, describe to us the terms of the renewal.
     The Company bases VSOE of fair value for post-contractual support based on renewal amounts actually paid by its customers in accordance with paragraph 10 of SOP 97-2, which states that VSOE of fair value is limited to the following “[t]he price charged when the same element is sold separately,” and “[f]or an element not yet being sold separately, the price established by management having the relevant authority; it must be probable that the price, once established, will not change before the separate introduction of the element into the marketplace.” The Company determines the fair value of its post-contractual support as a percentage of the product list price. The Company typically offers one, three, and five year terms for its post-contractual support and has established fixed rates for each of the support periods. Such rates are applied consistently both at the initial term of the post-contractual support period and at time of renewal. The Company believes the renewal amounts (which is equal to the price charged in the initial term) represents the fair value of post-contractual support since it is the price the customer is required to pay when post-contractual support is sold separately and not combined with any other elements. The Company also believes that such renewal rates are considered substantive based on the factors outlined in TPA 5100.54.
22.	On page 33, you stated that PCS during the contractual period includes “rights to unspecified software license upgrades and maintenance releases issued during the support period.” Please tell us how these rights were considered in your determination of the PCS VSOE. Include in your response references to the appropriate accounting literature.
     As discussed in the response to Comment 21, certain of the Company’s arrangements provide for post-contractual customer support during the initial term of the arrangement. Such post-contractual customer support includes rights to receive unspecified software license upgrades and maintenance releases on a when-and-if-available basis. Paragraph 36 of SOP 97-2 states that “Rights to receive unspecified upgrades/enhancements on a when-and-if-available

Securities and Exchange Commission
May 1, 2007

basis are PCS, as it has been redefined in this SOP”. As the unspecified license upgrades and maintenance releases are provided to the customers as long as they have purchased post-contractual support, the when-and-if-available unspecified software license upgrade and maintenance releases are deemed to be a part of the post-contractual support element of the arrangement. As discussed in the response to Comment 21, VSOE of fair value for post-contractual support has been determined based on renewal amounts actually paid by the Company’s customers, in accordance with paragraph 10 of SOP 97-2.
Facilities, page 59
23.	It appears that your facilities consist primarily of headquarters space and leased sales offices. Please disclose whether you also maintain a warehouse where you keep your inventory.
     The Company advises the Staff that it does not maintain a dedicated warehouse facility. Certain amounts of inventory are stored at the Company’s headquarters facility and certain amounts are stored in pallets at a third party warehouse in South San Francisco, California and in the United Kingdom. The Company anticipates that it will keep a limited amount of inventory on hand at a new shipping and receiving facility it is expecting to lease in Fremont, California, but that a substantial amount of its inventory will be kept at the third-party warehouse in South San Francisco and in the United Kingdom.
     The Company has added disclosure to the Registration Statement in response to the Staff’s comment. The revised disclosure appears on page 65 of the Amendment.
Board Composition, page 62
24.	Reference is made to the second paragraph, and other similar disclosure elsewhere in the prospectus such as under, Compensation Committee. We note that you say that it will be effective upon the completion of the offering. Please advise us when you intend to make the decision as to which director will serve for what class and the decisions for similar situations mentioned in the prospectus.
     The Company advises the Staff that it plans to make these decisions prior to the printing of the preliminary prospectus, and the Company will describe the members of each class and the members who will serve on each of the three committees of the Board of Directors in the preliminary prospectus and in the related amendment to the Registration Statement.
Director Compensation, page 64

Securities and Exchange Commission
May 1, 2007

25.	Revise the narrative for Mr. Van Overbeek to indicate how many options he still holds, how many are exercisable, and the weighted average exercise price. In addition, revise footnotes (2) and (3) to disclose the exercise prices.
     The Company has revised the disclosure in the Registration Statement in response to the Staff’s comment. The revised disclosure appears on page 71 of the Amendment.
Executive Compensation, page 67
26.	We note that you refer to an independent valuation firm that assisted in the determination the fair value of your stock. While you are not required to make reference to an independent valuation firm, when you do, you should disclose the name of the expert and include the consent of the expert in the filing. If you decide to delete your reference to the firm, please revise the disclosures to explain the theoretical models and assumptions you used to determine the valuation.
The Company has included additional disclosure in response to the Staff’s comment, as well as a cross reference to the more detailed disclosure provided in response to Comment 49. The additional disclosure appears on page 74 of the Amendment. The Company also refers the Staff to pages 49 through 51 of the Amendment.
Outstanding Option Awards at June 30, 2006, page 71
27.	With regard to the options for Messrs. Weisner and Vitalone, the staff notes for Mr. Vitalone that the disclosure on page 70 (footnote 6) indicates vesting of 25% on October 2006, yet it appear 50% (1,327,500) have already been exercised. Please revise or advise. In addition, Mr. Weisner on page 70 held 2,000,000 options; however, page 71 seems to indicate 200,000 exercised and 1,600,000 remaining. Please revise or advise.
     The Company has revised footnotes 4, 5 and 6 on page 70 of the Registration Statement and footnotes 7 and 8 on page 71 of the Registration Statement in response to the Staff’s comment. The revised disclosure appears on page 77 through 79 of the Amendment.
Principal Stockholders, page 81
28.	Revise the footnotes (12) through (15) to indicate a natural person with voting and dispositive authority.
     The Company has revised the disclosure in the Registration Statement in response to the Staff’s comment. The revised disclosure appears on pages 90 and 91 of the Amendment.

Securities and Exchange Commission
May 1, 2007

Underwriting
Commission and Expenses, page 90
29.	Revise the penultimate sentence to state, “(A)fter the completion of the initial public distribution, the representatives ”.
     The Company has revised the disclosure in the Registration Statement in response to the Staff’s comment. The revised disclosure appears on page 98 of the Amendment.
Stabilization..., page 92
30.	Please confirm supplementally that before effecting any syndicate covering transaction or imposing a penalty bid, you will give prior notice to the self-regulatory organization with direct authority over the principal market in the United States for the security.
     In response to the Staff’s comment, and based on information provided by the representatives of the underwriters (the “Representatives”), the Company hereby supplementally confirms that before effecting any syndicate covering transaction or imposing a penalty bid, the Representatives will give prior notice to the National Association of Securities Dealers, Inc., which is the self-regulatory organization which will have direct authority over the principal market in the United States for the Company’s common stock.
Consolidated Balance Sheets, page F-3
31.	Please tell us your basis of accounting for “deferred compensation” in the balance sheet and your consideration of paragraphs 74 and 80 of SFAS 123R.
     The Company respectfully advises the Staff that the deferred compensation presented in the balance sheet is attributed to stock options issued prior to the adoption of SFAS No. 123 (revised 2004), Share-Based Payments (“SFAS No. 123(R)”). Prior to July 1, 2006, the Company accounted for its stock options using the intrinsic value method in accordance with APB Opinion No. 25, Accounting for Stock Issued to Employees, and for pro forma disclosure purposes used the minimum value method under SFAS No. 123, Accounting for Stock-Based Compensation (“Statement 123”). As discussed on page F-11 within the Stock-Based Compensation note, if the exercise price of the options issued prior to the adoption of SFAS No. 123(R) was less than the deemed market value at the date of grant, the difference is recognized as deferred compensation expense, which is amortized over the vesting period.
     With reference to paragraph 83 of SFAS No. 123(R), nonpublic companies that have used the minimum value method under Statement 123 for either recognition or pro forma disclosure purposes are required to use the prospective method for transition. The prospective method

Securities and Exchange Commission
May 1, 2007

requires nonpublic companies to record compensation cost in accordance with SFAS No. 123(R) only for awards issued, modified, repurchased or cancelled after the effective date. SFAS No. 123(R) provides that nonpublic companies should continue to account for previously issued awards that remain outstanding at the date of adopting SFAS No. 123(R) using pre-existing accounting standards. As such, the deferred compensation presented on the balance sheet is attributed to stock options (with exercise price less than deemed market value) issued prior to the adoption of SFAS No. 123(R) and should not eliminated against paid-in-capital as of the SFAS No. 123(R) implementation date.
The Company and Significant Accounting Policies, page F-7
The Company, page F-7
32.	Please tell us the nature of the additional elements.
     The Company advises the Staff that the additional elements are services such as training, installation and other professional services. The Company has added clarifying language on page F-7 in view of the Staff’s comment.
Product Revenue, page F-9
33.	Please tell us the circumstances in which customers have the rights of return.
     The Company advises that the standard forms of arrangement that the Company has with its customers do not contain rights of return. Should a prospective customer request such a right, management may elect to agree to a return right, in which case it would defer revenues until the date on which the return right has elapsed. The Company advises the Staff that this occurs infrequently. Furthermore, in the six-month period ended December 31, 2006, the Company began selling its products to international distributors. These distributors have rights to return certain amounts of products previously purchased from the Company upon placement of a new purchase order for other products from the Company, or stock rotation return rights. Because the Company only recently started selling products through international distributors, the Company does not yet have sufficient information on which to base a reserve for distributor stock rotation returns. Accordingly, it is recognizing revenue on sales made to international distributors only when the products are further sold by the distributor to an end customer. The Company advises the Staff that sales made to international distributors have been immaterial to date.
34.	We note that you record reimbursements of your channel partners for cooperative marketing costs meeting specified criteria within sales and marketing expenses in the accompanying consolidated statements of operations. Please address the following:

Securities and Exchange Commission
May 1, 2007

•	Clarify your disclosure to state if the reimbursement for cooperative marketing costs is limited to advertising costs. If not, tell us the nature of the other costs;

•	Disclose the nature of the specified criteria for advertising costs and tell us your basis for concluding that they have been met;

•	Cite the pertinent section of EITF 01-9 that allows you to recognize the cost reimbursement as sales and marketing expenses as opposed to reduction of revenue or cost of revenue.
     The Company advises staff that it has arrangements with resellers of their products to reimburse the resellers for cooperative marketing costs meeting specified criteria. The reimbursements are limited to 50% of the actual costs charged to the channel partners by third-party vendors for advertising, trade shows and other related sales and marketing activities for which the Company receives an identifiable benefit, subject to a limit of the total cooperative marketing allowance earned by each channel partner. In accordance with paragraphs 9a. and 9b. of EITF Issue No. 01-9, Accounting for Consideration Given by a Vendor to a Customer (including a Reseller of the Vendor’s Products), the Company records the reimbursements to the channel partners meeting such specified criteria within sales and marketing expenses in the accompanying consolidated statements of operations. The marketing allowance can also be used by the resellers to purchase demonstration products from the Company at a greater than standard discount. Such discounts provided to the resellers are recorded as a reduction of revenue upon shipment of the demonstration units.
     The Company has revised the disclosure in the Registration Statement in response to the Staff’s comment. The revised disclosure appears on page F-9 of the Amendment.
Stock-based Compensation, pages F-11 and F-12
35.	Please delete the pro forma disclosures with respect to APB 25. In lieu thereof, please provide all the pro forma disclosures required in paragraph 84 of SFAS 123(R). Refer to Interpretive Response to Question 4 in SAB Topic 14.G.
     The Company respectfully advises the Staff that paragraph 84 of SFAS No. 123(R) states that “In the period that this Statement is adopted, an entity shall disclose the effect of the change from applying the original provisions of Statement 123 on income from continuing operations, income before income taxes, net income, cash flow from operations, cash flow from financing activities, and basic and diluted earnings per share.” Accordingly, the pro forma disclosure on page F-12 of the effect on income from continuing operations, net income and basic and diluted earnings per share for the three months ended September 30, 2006 had compensation expense been recorded under APB Opinion 25, provides the required disclosure of the impact of adopting SFAS No. 123(R) given that the Company had applied the intrinsic value method under APB 25 prior to the adoption of SFAS No. 123(R) on July 1, 2006. Pro forma disclosure has not been provided for the prior periods in which the Company applied the intrinsic value under APB 25

Securities and Exchange Commission
May 1, 2007

given that the Company previously used the minimum value method for pro forma disclosure purposes under the original provisions of Statement 123 prior to the adoption of SFAS No. 123(R). Paragraph 85 of SFAS No. 123(R) states that a nonpublic entity that used the minimum value method for pro forma disclosure purposes under the original provisions of Statement 123 shall not continue to provide those pro forma disclosures for outstanding awards accounted for under the intrinsic value method of Opinion 25.
36.	On page F-21, you disclosed that certain options are “exercisable immediately and unvested shares issued upon exercise are subject to repurchase by the Company at the exercise price.” Please disclose how you adjusted the Black-Scholes formula to account for these features that are not consistent with the model’s assumptions on constant variables. Refer to paragraph A15 of SFAS 123R.
     As discussed in the response to Comment 37 below, the Company advises the Staff that it concluded that a term of four years should be used for options granted during the three-month period ended December 31, 2006 that are exercisable immediately and subject to the right of repurchase, instead of a term of 6.08 years based on the safe-harbor method. Consequently, the expected volatility and risk-free interest rates associated with an expected four-year term were used to value these options under the Black-Scholes method.
37.	We note that you elected to use the safe harbor method described in SAB 107 to compute expected term. Please tell us your analysis as to whether the early exercise and/or repurchase features preclude your option plan from being characterized as having “plain-vanilla” option characteristics which are required under the safe harbor or simplified method. Refer to Interpretive Response to Question 6 of SAB Topic 14.D.2.
     The Company advises the Staff that the early exercise and repurchase features of the Company’s option plan is limited to options granted to certain executive officers. During the three-month period ended September 30, 2006, one option grant for 1,250,000 shares of common stock was made to an executive with such early exercise/repurchase features, as compared to nine option grants for a total of 4,050,000 shares of common stock for the three-month period ended December 31, 2006. Given the higher volume of options granted to executives during the three-month period ended December 31, 2006, the Company has determined that an expected term of four years, based on historical option exercise experience, should be used to determine the expected term for options granted to executives during that period and that a term of 6.08 years, based on the safe harbor method, should continue to be used for options granted to non-executives. Had the shorter term of four years instead of 6.08 years been used to value the one option grant to an executive for 1,250,000 shares of common stock during the three-month period ended September 30, 2006, the Company believes that impact on the resulting stock-based compensation would have been immaterial.

Securities and Exchange Commission
May 1, 2007

38.	As disclosed, you estimate volatility for option grants by “evaluating the average historical volatility of your peer group for the period immediately preceding the option grant for a term that is approximately equal to the option’s expected term.” In considering the volatility of the peer group, please tell us if you took into account your own leverage, the leverages of each of the entities in your peer group, and the correlation of the entities’ stock returns. Refer to footnote 61 of SAB Topic 14.
     The Company advises the Staff that debt as a percentage of market value of equity for the publicly-held peer group companies included in a valuation report prepared by one of the Company’s independent valuation firms as of October 3, 2006 was 0.2%, based on the median for the peer group, as compared to 0% for the Company. Because of this insignificant difference, the Company believes that the leverage of the peer group companies is comparable to the Company’s leverage.
Debt, page F-16
39.	Please tell us how you considered paragraphs 7-32 of EITF 00-19 in determining the equity classification of the warrants.
     The Company advises the Staff that it has determined that equity classification of these warrants, prior to the adoption of FSP 150-5 with respect to the warrants to purchase Series E and Series F preferred stock discussed in the Company’s response to Comment 44 below, was appropriate under EITF 00-19 as follows, including references to the applicable paragraphs within EITF 00-19:
•	The warrants require either physical settlement (requiring the Company to deliver shares as part of the physical settlement) or net share settlement (paragraph 8). The warrant holders must either elect to pay the exercise price and physically receive the gross number of shares under the warrants, or elect to cashless exercise the warrants and physically receive the net shares with the monetary value equal to the intrinsic value of the warrants upon exercise. The warrants do not allow for net cash settlement.

•	The Company is permitted to deliver unregistered shares to settle the warrants but the Company has certain best efforts registration obligations. There is no contractual obligation for the Company to net-cash settle the warrants in the event that the Company is unable to register the shares (paragraphs 14 – 18).

•	The Company has a sufficient number of authorized and unissued shares available to net-share or physically settle the warrants (paragraph 19).

•	The maximum number of shares that could be required to be delivered upon net-share settlement is determinative (paragraphs 20 – 24).

•	Net-cash settlement is not required in the event that the Company does not make timely filings with the SEC (paragraph 25).

•	There are no required cash payments to the counterparty if the shares initially delivered upon settlement are subsequently sold by the counterparty and the sales proceeds are insufficient to provide the counterparty with full return of the amount due (paragraph 26).

Securities and Exchange Commission
May 1, 2007

•	The warrants do not include net-cash settlement provisions that would be triggered by circumstances in which holders of shares underlying the warrants also would receive cash in exchange for their shares (paragraph 27).

•	There are no provisions in the warrants that indicate that the counterparty has rights that rank higher than those of a shareholder of the stock underlying the warrants (paragraphs 29 – 31).

•	There is no requirement in the warrants to post collateral at any point or for any reason (paragraph 32)
The Company refers the Staff to its response to Comment 44 below with respect to the adoption of FSP 150-5.
Redeemable Convertible Preferred Stock and Preferred Stock Warrants, page F-19
40.	Please tell us how you evaluated SFAS 150, specifically paragraphs 9-10 and A7-A9, in determining whether these instruments are mandatorily redeemable.
     The Company advises the Staff that its outstanding redeemable convertible preferred stock can be redeemed at any time beginning on October 14, 2007, upon the consent of a majority vote of the holders of each series of preferred stock, voting as a single class. This contingency is substantial, as the holders of those instruments may realize economic benefits embedded in those instruments by other means, for example by converting them into common stock, which currently is significantly more likely to happen than a redemption. As the contingent event is substantial and not certain to occur, the Company advises the Staff that its redeemable convertible preferred stock is not mandatorily redeemable and in accordance with paragraph 10 of SFAS 150 will be classified as liability only upon the contingent event occurring or becoming certain. In addition, the Company advises the Staff that the preferred instruments do not embody an unconditional obligation requiring the Company to redeem the instruments by transferring its assets at a specified or determinable date (or dates).
41.	Please tell us whether the conversion feature in your preferred convertible shares meets the definition of an embedded derivative under paragraph 12 of SFAS 133. Further, tell us whether this hybrid instrument is a conventional convertible preferred instrument pursuant to paragraph 4 of EITF 00-19.
     The Company advises the Staff that in accordance with paragraph 12 of SFAS 133 an embedded derivative instrument shall be separated from the host contract and accounted for as a derivative instrument if and only if all of the three criteria described in the same paragraph are met. The Company determined that the third of those criteria set forth in paragraph 12c. of SFAS 133 is not met as the shares of redeemable convertible preferred stock do not permit for net settlement, as described in paragraph 6c. of SFAS 133. These shares can only be settled by means of physical settlement.

Securities and Exchange Commission
May 1, 2007

     As the shares of redeemable convertible preferred stock do not qualify as a derivative instrument, the guidance under EITF 00-19 is not applicable.
42.	If you determine that the preferred convertible shares are not a conventional convertible instrument, please provide us with you analysis of paragraphs 12-32 of EITF 00-19 in determining whether the embedded conversion feature should be classified as equity or liability.
     As discussed in the Company’s response to Comment 41 above, the Company determined that its redeemable convertible preferred stock does not qualify as a derivative under SFAS 133.
43.	If EITF 00-19 is not applicable, please tell us how you evaluated EITF 98-5, as amended by EITF 00-27, with respect to any beneficial conversion feature.
     The Company advises the Staff that it analyzed its redeemable convertible preferred stock in light of EITF 98-5, as amended by EITF 00-27, before accounting for them as it did in its financial statements. EITF 98-5 defines a beneficial conversion feature on convertible preferred stock as a nondetachable conversion feature that is in-the-money at the commitment date. All of the Company’s redeemable convertible preferred stock was issued with the implied conversion price substantially in excess of the market value of the Company’s common stock on the commitment date. Therefore, since the conversion option of the Company’s redeemable convertible preferred stock was out-of-the-money, there was no beneficial conversion feature under EITF 98-5, as amended by EITF 00-27.
44.	Please account for the warrants to purchase redeemable convertible preferred stock as a liability under FSP 150-5.
     The Company advises the Staff that in connection with the issuance of Series F redeemable convertible preferred stock in October 2002, outstanding warrants to purchase Series C and Series D preferred stock became exercisable for common stock and, therefore, do not embody an obligation to repurchase the Company’s equity shares. Consequently, the Company respectfully submits that classification of these warrants under FSP 150-5 is not considered necessary. The outstanding warrants to purchase Series E and Series F preferred stock embody a conditional obligation to repurchase the Company’s equity shares and thus will be classified as a liability under FSP 150-5. The fair value of the Series E and Series F preferred stock warrants at the effective date of FSP 150-5, July 1, 2005, was not material, nor was the change in the fair value of the warrants during the year ended June 30, 2006. However, the increase in the fair value of the Series E and Series F warrants was material for the six-month period ended December 31, 2006. Consequently, the warrants have been recognized as a liability as of December 31, 2006 in the consolidated balance sheet included in the Amendment, with the increase in the fair value

Securities and Exchange Commission
May 1, 2007

recorded through a charge to other expense in the consolidated statement of operations for the six-month period then ended.
Stock Option Plan, pages F-21 and F-22
45.	Please tell us how you account for non-vested equity shares issued upon exercise of options and the basis for your accounting.
     The Company advises the Staff that the Company accounts for non-vested shares issued upon exercise of option in accordance with EITF 00-23, Issues Related to the Accounting for Stock Compensation under APB Opinion No. 25 and FASB Interpretation No. 44. As discussed in the Company’s response to Comment 31, the Company is required to apply the prospective transition method under SFAS No. 123R, and as such, continues to account for stock options issued before the adoption of SFAS No. 123R under the pre-existing accounting standards.
     For non-vested shares issued in exchange for cash, the Company applied the provisions of Issue 33 of EITF 00-23. The Company considers the proceeds from the exercise of the options as a deposit or a prepayment of the exercise price, additionally, as the options are not deemed exercised and the option shares are not considered issued until an employee bears both the risks and rewards of share ownership, receipt of the exercise price is recognized as a liability. The Company also has the ability to exercise the repurchase right when the employee terminates, regardless of whether the stock price is greater than or less than the exercise price at the date the employee terminates employment. The options are accounted for as exercised when the Company’s repurchase right lapses (that is, the employee is vested in the award).
46.	Please provide the disclosures required by paragraphs 64 and A240(b)(2),(c)-(k) of SFAS 123(R). In this regard, we refer you to the interpretive response to Question 1 of SAB Topic 14:H.
     The Company respectfully refers the Staff to the following pages included in the initial Registration Statement for the required disclosure:
     Paragraph 64(a)-(d):
(a)	F-20 and F-21 (Footnote 9)

(b)	F-11 (Footnote 1, Stock-Based Compensation)

(c)	F-12 (Footnote 1, Stock-Based Compensation)

(d)	F-6 (Consolidated Statements of Cash Flows: Amount disclosed under Cash Flows from Financing Activities)
     Paragraph A240(b)(2), (c)-(k):

Securities and Exchange Commission
May 1, 2007

(b)(2) N/A — because the Company has not granted equity awards not specified in A240(b)(1)

(c)(1) F-22 (Footnote 9)

(c)(2) (1) the intrinsic value of options exercised (F-22, Footnote 9) (2) share-based liabilities paid (N/A) and (3) total fair value of shares vested (N/A)
(d)(1) F-23 (Footnote 9)

(d)(2) F-23 (Footnote 9)

(e) F-12 (Footnote 1, Determining Fair Value of Stock Compensation)

(f) N/A

(g) F-11 (Footnote 1, Stock-Based Compensation)

(h) Not included in the initial registration statement (*)

(i) F-6 (See reference to paragraph 64(d) above)

(k) F-20 (Footnote 9)

(*) The Company has revised its footnote included in the Amendment to incorporate the required disclosures under paragraph A240(b)(2) and (h).
47.	We note that all loans were due by June 30, 2006. Please tell us and disclose why these loans were not repaid.
     The Company advises the Staff that it has been taking steps to compel the repayment of these loans, and reached a settlement agreement with the debtor in March 2007 to surrender to the Company shares having a value equal to the amounts outstanding under the loans.
48.	For stock options related to the nonrecourse loan receivables, please tell us how you are accounting for the stock options and the basis for your accounting under SFAS 123R.
     The Company advises the Staff that the provisions of SFAS No. 123(R) are not applicable to the stock options associated with nonrecourse loan receivables. Please see the Company’s response to Comment 31.
49.	For each grant subsequent to June 30, 2005, please tell us the number of options granted and the fair value of the options. Tell us how the fair values were determined for each date including the assumptions used. Also, tell us the estimated fair value of your comment stock for each grant date and provide us with your initial public offering price range. Provide this information in a similar format for each of your issuances. In your response, please address the following:
•	whether the stock valuation was determined on a contemporaneous or retrospective basis, including the reasons why;

Securities and Exchange Commission
May 1, 2007

•	whether the valuation was performed by management or an independent third party;

•	identify and quantify each factor that contributed to the fair value at each grant date; and

•	the reasons for any variance between your stock valuation and the expected initial public offering price.
     The Company refers the Staff to its supplemental letter response to Comment 49, delivered concurrently with this letter.
50.	As applicable, please provide all the applicable disclosures under paragraphs 172-182 of the AICPA Audit and Accounting Practice Aid Series, “Valuation of Privately-Held-Company Equity Securities Issued as Compensation.”
     The Company has revised the disclosure in the Registration Statement in response to the Staff’s comment. The revised disclosure appears on pages 49 through 51 of the Amendment.
Updating
51.	Please update the financial statements and all applicable sections under Rule 3-12 of Regulation S-X.
     The Amendment includes the required updated financial statements. The updated financial statements begin on page F-1 of the Amendment.
* * * *
     Should the Staff have additional questions or comments regarding the foregoing, please do not hesitate to contact the undersigned at (650) 335-7631 or, in his absence, Dennis DeBroeck, Esq. at (650) 335-7168.
Sincerely yours,
/s/ Jeffrey R. Vetter
Jeffrey R. Vetter
cc:
John W. Combs, Chairman, President and Chief Executive Officer
John Finegan, Chief Financial Officer

Securities and Exchange Commission
May 1, 2007

ShoreTel, Inc.
Dennis DeBroeck, Esq.
Fenwick & West LLP
Joe Talley
Deloitte & Touche LLP
Jeffrey D. Saper, Esq.
Steven V. Bernard, Esq.
Wilson Sonsini Goodrich & Rosati, P.C.